Equity Transaction - Exclusive License Rights (Details Narrative) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 13, 2017
Cash Paid	$ 2,314,498	$ 2,145,000	$ 355,500
BizRight Hydroponic, Inc. [Member]
Shares Issued				200,000,000
Cash Paid	$ 870,000	$ 870,000		$ 6,000,000